Financial Information of Parent Company Statements of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ (4,107)	$ 22,082	$ 18,996
Other comprehensive income, net of tax of nil: Change in cumulative foreign currency translation adjustment	6,699	2,050	8,865
Comprehensive income	2,592	24,132	27,861
Comprehensive income attributed to iSoftStone Holdings Limited	2,852	24,137	27,650
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(3,657)	22,109	18,845
Other comprehensive income, net of tax of nil: Change in cumulative foreign currency translation adjustment	6,508	2,028	8,805
Comprehensive income	2,851	24,137	27,650
Comprehensive income attributed to iSoftStone Holdings Limited	$ 2,851	$ 24,137	$ 27,650